Shareholder Report, Holdings (Details)	Aug. 31, 2024
American Funds Mortgage Fund® - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class A [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-6 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-6 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-5E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-5E [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-5 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-5 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund®`- Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund®`- Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund®`- Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund®`- Class R-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund®`- Class R-2 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-2E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-2E [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-3 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-4 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-4 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class C [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class T [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund®`- Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund®`- Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund®`- Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund®`- Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund®`- Class F-1 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class F-2 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class F-3 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-A [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-C [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-E [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-T [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]
American Funds Mortgage Fund® - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.06%
American Funds Mortgage Fund® - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds Mortgage Fund® - Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
American Funds Mortgage Fund® - Class R-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Mortgage Fund® - Class R-1 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[1]

[1]	Includes derivatives.